Regulatory matters	12 Months Ended
Mar. 31, 2012
Regulatory matters

18. Regulatory matters

Regulatory capital requirements

MHFG, MHCB, MHBK, and MHTB are subject to regulatory capital requirements administered by the Financial Services Agency in accordance with the provisions of the Banking Law and related regulations. Failure to meet minimum capital requirements may initiate certain mandatory actions by regulators that, if undertaken, could have a direct material effect on the MHFG Group’s consolidated financial statements.

The capital adequacy guidelines applicable to Japanese banks and bank holding companies with international operations supervised by the Financial Services Agency closely follow the risk-adjusted approach proposed by the Bank for International Settlements (“BIS”) and are intended to further strengthen the soundness and stability of Japanese banks. Effective March 31, 2007, new guidelines were implemented by the Financial Services Agency to comply with the new capital adequacy requirements set by BIS called Basel II. The framework of Basel II is based on the following three pillars: minimum capital requirements; supervisory review; and market discipline.

Under the first pillar, the capital ratio is calculated by dividing regulatory capital by risk-weighted assets. With respect to the calculation of risk-weighted assets, the MHFG Group adopts the advanced internal ratings-based approach. Under such approach, balance sheet assets and off-balance sheet exposures, calculated under Japanese GAAP, are assessed in terms of credit risk according to risk components such as probability of default and loss given default, which are derived from the Group’s own internal credit experience. In addition to credit risk, banks are required to measure and apply capital charges with respect to their market risks. Market risk is defined as the risk of losses in on- and off-balance-sheet positions arising from movements in market prices. Operational risk, which was introduced under Basel II with respect to regulatory capital requirements, is the risk of loss resulting from inadequate or failed internal processes, people and systems or from external events. The Group adopts the advanced measurement approach for the measurement of operational risk equivalent by taking account of the following four elements: internal loss data; external loss data; scenario analysis; and business environment and internal control factors.

With regard to risk-based capital, these guidelines are consistent with the original BIS framework, or Basel I, in requiring a target minimum standard capital adequacy ratio of 8%, at least half of which must consist of Tier 1 capital, on both a consolidated and non-consolidated basis for banks with international operations, such as MHCB and MHTB, or on a consolidated basis for bank holding companies with international operations, such as MHFG.

Risk-based capital, calculated from financial statements prepared under Japanese GAAP, is classified into the following three tiers: Tier 1 capital; Tier 2 capital; and Tier 3 capital. Tier 1 capital generally consists of shareholders’ equity less any recorded goodwill, unrealized losses (net of taxes) on valuation of certain securities classified as “other securities” under Japanese GAAP which is similar to available-for-sale securities under U.S.GAAP, consolidation adjustment accounts and others. Tier 2 capital generally consists of: general reserve for possible losses on loans, equaling the sum of (i) the excess of the amount of qualified reserves over the amount of expected losses and (ii) the amount of general reserves calculated based on the standardized approach; 45% of each of the unrealized gains on “other securities” and the unrealized appreciation in the value of land; the balance of subordinated perpetual debt; and the balance of subordinated term debt with an original maturity of over five years and preferred term shares up to 50% of Tier 1 capital. Tier 2 capital may be included in a bank’s risk-based capital up to the amount equivalent to Tier 1 capital, less Tier 3 capital if market risk is taken into account in the capital adequacy ratio calculation. Tier 3 capital consists of the balance of subordinated term debt with original maturity of at least two years. Tier 3 capital may be included in total risk-based capital subject to certain conditions, depending on the measure for market risk equivalent and the amount of Tier 1 capital.

Japanese banks are also required to comply with the supervisory review process (second pillar) and disclosure requirements for market discipline (third pillar). Under the second pillar, banks are required to maintain adequate capital to support all of the major risks in their business and are encouraged to develop and use better risk management techniques in monitoring and managing such risks. Under the third pillar, banks are required to enhance disclosure, including disclosure of details of the capital adequacy ratio, the amount of each type of risk and the method of calculation used so that the market may make more effective evaluations.

Japanese banks with only domestic operations, such as MHBK, are subject to Japanese capital adequacy requirements that are similar to those discussed above, except that domestic banks are required to maintain a minimum capital adequacy ratio of 4%, at least half of which must consist of Tier 1 capital, on both a consolidated and non-consolidated basis.

In December 2008, the Financial Services Agency implemented special temporary measures, applicable through March 2012, which (i) allow Japanese banks and bank holding companies with international operations to elect not to add unrealized gains on valuation of bonds with a zero risk weighting to Tier 2 capital and not to deduct unrealized losses on valuation of bonds with a zero risk weighting from Tier 1 capital, and (ii) require Japanese banks and bank holding companies with only domestic operations not to deduct unrealized losses on valuation of “other securities” under Japanese GAAP (including equity securities) from Tier 1 capital. The Japanese capital adequacy requirements applicable to Japanese banks and bank holding companies with only domestic operations do not allow unrealized gains on “other securities” to be added to Tier 2 capital before or after these special temporary measures.

In December 2010, the Basel Committee on Banking Supervision issued the Basel III rules text (later revised in June 2011), which sets out a framework for higher and better-quality capital, better risk coverage, the introduction of a leverage ratio as a backstop to the risk-based requirement, measures to promote the build up of capital that can be drawn down in periods of stress, and the introduction of two global liquidity standards. In March 2012, the Financial Services Agency published revisions to its capital adequacy guidelines to be applied from March 31, 2013, which generally reflect certain rules in the Basel III text that are scheduled to be applied from January 1, 2013.

If the capital adequacy ratio of a financial institution falls below the required level, the Financial Services Agency may, depending upon the extent of capital deterioration, take certain corrective action, including requiring the financial institution to submit an improvement plan to strengthen its capital base, reduce its total assets, restrict its business operations, or other actions that could have a material effect on its financial statements.

Capital adequacy ratios of MHFG, MHCB, MHBK, and MHTB as of March 31, 2011 and 2012 calculated in accordance with Japanese GAAP and guidelines established by the Financial Services Agency are set forth in the following table:

	2011		2012
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Tier 1 capital:
Required	2,068	4.00	2,007	4.00
Actual	6,170	11.93	6,398	12.75
Total risk-based capital:
Required	4,136	8.00	4,013	8.00
Actual	7,911	15.30	7,773	15.49
MHCB:
Tier 1 capital:
Required	1,125	4.00	1,117	4.00
Actual	4,529	16.10	4,431	15.86
Total risk-based capital:
Required	2,250	8.00	2,235	8.00
Actual	5,287	18.80	4,974	17.80
MHBK:
Tier 1 capital:
Required	457	2.00	426	2.00
Actual	2,375	10.38	2,428	11.39
Total risk-based capital:
Required	915	4.00	852	4.00
Actual	3,411	14.91	3,307	15.52
MHTB:
Tier 1 capital:
Required	98	4.00	95	4.00
Actual	297	12.11	335	14.02
Total risk-based capital:
Required	196	8.00	191	8.00
Actual	400	16.34	436	18.26
Non-consolidated:
MHCB:
Tier 1 capital:
Required	1,025	4.00	1,013	4.00
Actual	4,054	15.82	4,135	16.32
Total risk-based capital:
Required	2,049	8.00	2,026	8.00
Actual	5,212	20.34	5,105	20.15
MHBK:
Tier 1 capital:
Required	442	2.00	413	2.00
Actual	2,329	10.54	2,380	11.51
Total risk-based capital:
Required	884	4.00	826	4.00
Actual	3,318	15.02	3,227	15.62
MHTB:
Tier 1 capital:
Required	96	4.00	94	4.00
Actual	296	12.28	332	14.13
Total risk-based capital:
Required	193	8.00	188	8.00
Actual	399	16.54	433	18.42

MHFG’s securities subsidiaries in Japan are also subject to the capital adequacy requirement under the Financial Instruments and Exchange Law. Under this requirement, securities firms must maintain a minimum capital adequacy ratio of 120% calculated as a percentage of capital accounts less certain assets, as determined in accordance with Japanese GAAP, against amounts equivalent to market, counterparty, and basic risks. Specific guidelines are issued as a ministerial ordinance that details the definition of essential components of the capital ratios, including capital, disallowed assets and risks, and related measures. Failure to maintain a minimum capital ratio will trigger mandatory regulatory actions. A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of 100% or less may lead to a temporary suspension of all or part of the business operations and cancellation of the license to act as a securities broker and dealer.

Management believes, as of March 31, 2012, that MHFG, MHCB, MHBK, MHTB, and their securities subsidiaries in Japan are in compliance with all capital adequacy requirements to which they are subject.